Annual Fund Operating Expenses - Eaton Vance Emerging Markets Debt Opportunities Fund	Jul. 31, 2024
Class A
Operating Expenses:
Management Fees	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.28%	[1]
Total Annual Fund Operating Expenses	1.15%
Class I
Operating Expenses:
Management Fees	0.62%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.29%	[1]
Total Annual Fund Operating Expenses	0.91%
Class R6
Operating Expenses:
Management Fees	0.62%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.20%	[1]
Total Annual Fund Operating Expenses	0.82%

[1]	Includes interest expense of 0.09%.